Disposal group held for sale (Details) € in Millions, R in Millions			12 Months Ended
	Sep. 30, 2019 EUR (€)	Jul. 26, 2019	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)
Disposal groups held for sale
Assets			R 469,968	R 439,235
Impairment loss			18,451	9,115	R 2,477
Disposal groups held-for-sale
Disposal groups held for sale
Assets			2,554	113
Liabilities			(488)	(36)
Assets (liabilities)			2,066	77
Disposal groups held-for-sale | Mining
Disposal groups held for sale
Assets (liabilities)				3
Disposal groups held-for-sale | Energy
Disposal groups held for sale
Assets (liabilities)			14
Disposal groups held-for-sale | Base Chemicals
Disposal groups held for sale
Assets (liabilities)			1,852
Disposal groups held-for-sale | Performance Chemicals
Disposal groups held for sale
Assets (liabilities)			200	74
Base Chemicals - Explosives business
Disposal groups held for sale
Assets			1,404
Liabilities			(398)
Base Chemicals - Investment in Sasol Huntsman GmbH & co KG
Disposal groups held for sale
Assets			846
Percentage of equity interest sold		50.00%
Consideration for sale of equity interest | €	€ 90.3
Performance Chemicals - Sasol Wilmar Alcohol Industries
Disposal groups held for sale
Assets			290
Liabilities			(90)
Performance Chemicals - Heat Transfer Fuels (HTF) business
Disposal groups held for sale
Assets				110
Liabilities				(36)
Other
Disposal groups held for sale
Assets			R 14	R 3